SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
NOTE 14 – SUPPLEMENTAL CASH FLOW INFORMATION

Noncash investing and financing activities excluded from the Consolidated Statements of Cash Flows and other supplemental cash flow information follows (in thousands):

	2011	2010	2009

Accrued but unpaid additions to property and equipment at December 31	$66,764	$40,345	$23,340
Value of common stock issued in exchange for SKDP shares	-	337,907	-
Cash interest payments in excess of (less than) interest capitalized	14,802	23,596	(7,568)
Cash income tax payments, net of refunds	276,839	98,979	137,648

Interest capitalized in 2009 exceeded the amount of interest payments due to the timing of the first interest payment on the 7.875% Senior Notes.  The notes were issued in July 2009 and the first interest payment was made in February 2010.